Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	0.791%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,081,209.24

Principal:
Principal Collections	$25,398,580.26
Prepayments in Full	$12,465,326.86
Liquidation Proceeds	$339,079.99
Recoveries	$1,470.99
Sub Total	$38,204,458.10
Collections	$41,285,667.34

Purchase Amounts:
Purchase Amounts Related to Principal	$101,497.92
Purchase Amounts Related to Interest	$295.95
Sub Total	$101,793.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,387,461.21

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,387,461.21
Servicing Fee	$1,068,374.51	$1,068,374.51	$0.00	$0.00	$40,319,086.70
Interest - Class A-1 Notes	$79,418.49	$79,418.49	$0.00	$0.00	$40,239,668.21
Interest - Class A-2a Notes	$247,500.00	$247,500.00	$0.00	$0.00	$39,992,168.21
Interest - Class A-2b Notes	$126,202.74	$126,202.74	$0.00	$0.00	$39,865,965.47
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$39,442,582.14
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$39,289,974.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,289,974.14
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$39,229,062.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,229,062.89
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$39,182,089.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,182,089.89
Regular Principal Payment	$146,393,526.23	$39,182,089.89	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$41,387,461.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,182,089.89
Total					$39,182,089.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$39,182,089.89	$135.91	$79,418.49	$0.28	$39,261,508.38	$136.19
Class A-2a Notes	$0.00	$0.00	$247,500.00	$0.90	$247,500.00	$0.90
Class A-2b Notes	$0.00	$0.00	$126,202.74	$0.68	$126,202.74	$0.68
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$39,182,089.89	$29.75	$1,136,996.81	$0.86	$40,319,086.70	$30.61

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$146,393,526.23	0.5077819	$107,211,436.34	0.3718746
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$185,200,000.00	1.0000000	$185,200,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$1,174,923,526.23	0.8922363	$1,135,741,436.34	0.8624814

Pool Information
Weighted Average APR	3.017%	3.005%
Weighted Average Remaining Term	54.15	53.28
Number of Receivables Outstanding	53,251	52,374
Pool Balance	$1,282,049,415.66	$1,243,482,096.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,188,567,942.87	$1,153,218,923.67
Pool Factor	0.9026620	0.8755077

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$44,988,714.37
Yield Supplement Overcollateralization Amount	$90,263,172.51
Targeted Overcollateralization Amount	$128,150,395.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$107,740,659.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$262,834.45
(Recoveries)		2	$1,470.99
Net Loss for Current Collection Period			$261,363.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2446%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0259%
Prior Collection Period			0.1676%
Current Collection Period			0.2484%
Four Month Average (Current and Prior Three Collection Periods)			0.1105%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		324	$474,382.11
(Cumulative Recoveries)			$1,470.99
Cumulative Net Loss for All Collection Periods			$472,911.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0333%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,464.14
Average Net Loss for Receivables that have experienced a Realized Loss			$1,459.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.67%	318	$8,390,677.75
61-90 Days Delinquent	0.08%	37	$957,383.59
91-120 Days Delinquent	0.01%	4	$176,238.54
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.77%	359	$9,524,299.88

Repossession Inventory:
Repossessed in the Current Collection Period		19	$598,898.83
Total Repossessed Inventory		28	$865,769.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0386%
Prior Collection Period			0.0845%
Current Collection Period			0.0783%
Three Month Average			0.0671%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0912%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer